Initial Public Offering (Details) - Initial Public Offering [Member] - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 18, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 13, 2019
Initial Public Offering (Details) [Line Items]
Sale of shares	8,050,000
Purchase price per share	$ 10.00	$ 1.00	$ 1.00	$ 10.00
Additional units	1,050,000
Description of shares		Each Unit consists of one Class A ordinary share and one Public Warrant. Each Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share (see Note 7).	Each Unit consists of one Class A ordinary share and one Public Warrant. Each Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share (see Note 7).
Exercise price		$ 11.50	$ 11.50